Label	Element	Value
Cash flow hedges [member]
Non-cash loss recognized in relation to cross currency interest rate swaps	nomd_NonCashLossRecognizedInRelationToCrossCurrencyInterestRateSwaps	€ 6,800,000
Present value of defined benefit obligation [member]
Disclosure of analysis of present value of defined benefit obligation [Table Text Block]	nomd_DisclosureofanalysisofpresentvalueofdefinedbenefitobligationTableTextBlock

	Defined benefit retirement plans	Post-employment medical benefits and other benefits	Total
December 31, 2021	€m	€m	€m
Present value of unfunded employee benefit obligations	77.5	11.1	88.6
Present value of funded employee benefit obligations	264.0	—	264.0
Subtotal present value of employee benefit obligations	341.5	11.1	352.6
Fair value of plan assets	(108.4)	—	(108.4)
Recognized liability for net employee benefit obligations	233.1	11.1	244.2

	Defined benefit retirement plans	Post-employment medical benefits and other benefits	Total
December 31, 2020	€m	€m	€m
Present value of unfunded employee benefit obligations	79.6	9.0	88.6
Present value of funded employee benefit obligations	285.5	—	285.5
Subtotal present value of employee benefit obligations	365.1	9.0	374.1
Fair value of plan assets	(97.9)	—	(97.9)
Recognized liability for net employee benefit obligations	267.2	9.0	276.2

United Kingdom, Pounds | Forward contract [member] | Currency risk [member]
Sensitivity Analysis For FX - annualized basis assuming all other factors remain constant - P&L impact	nomd_SensitivityAnalysisForFXAnnualizedBasisAssumingAllOtherFactorsRemainConstantPLImpact	€ 3,000,000
Sensitivity Analysis For FX - annualized basis assuming all other factors remain constant - P&L impact	nomd_SensitivityAnalysisForFXAnnualizedBasisAssumingAllOtherFactorsRemainConstantPLImpact	3,300,000
Sensitivity Analysis For Types Of Market Risk, Reasonably Possible Change In Risk Variable, Impact On Equity	nomd_SensitivityAnalysisForTypesOfMarketRiskReasonablyPossibleChangeInRiskVariableImpactOnEquity	1,500,000
Sensitivity Analysis For Types Of Market Risk, Reasonably Possible Change In Risk Variable, Impact On Equity	nomd_SensitivityAnalysisForTypesOfMarketRiskReasonablyPossibleChangeInRiskVariableImpactOnEquity	2,800,000
United States of America, Dollars | Forward contract [member] | Currency risk [member]
Sensitivity Analysis For FX - annualized basis assuming all other factors remain constant - P&L impact	nomd_SensitivityAnalysisForFXAnnualizedBasisAssumingAllOtherFactorsRemainConstantPLImpact	3,000,000
Sensitivity Analysis For FX - annualized basis assuming all other factors remain constant - P&L impact	nomd_SensitivityAnalysisForFXAnnualizedBasisAssumingAllOtherFactorsRemainConstantPLImpact	3,000,000
Sensitivity Analysis For Types Of Market Risk, Reasonably Possible Change In Risk Variable, Impact On Equity	nomd_SensitivityAnalysisForTypesOfMarketRiskReasonablyPossibleChangeInRiskVariableImpactOnEquity	(2,000,000.0)
Sensitivity Analysis For Types Of Market Risk, Reasonably Possible Change In Risk Variable, Impact On Equity	nomd_SensitivityAnalysisForTypesOfMarketRiskReasonablyPossibleChangeInRiskVariableImpactOnEquity	(1,400,000)
Sweden, Kronor | Forward contract [member] | Currency risk [member]
Sensitivity Analysis For FX - annualized basis assuming all other factors remain constant - P&L impact	nomd_SensitivityAnalysisForFXAnnualizedBasisAssumingAllOtherFactorsRemainConstantPLImpact	1,000,000
Sensitivity Analysis For FX - annualized basis assuming all other factors remain constant - P&L impact	nomd_SensitivityAnalysisForFXAnnualizedBasisAssumingAllOtherFactorsRemainConstantPLImpact	1,100,000
Sensitivity Analysis For Types Of Market Risk, Reasonably Possible Change In Risk Variable, Impact On Equity	nomd_SensitivityAnalysisForTypesOfMarketRiskReasonablyPossibleChangeInRiskVariableImpactOnEquity	400,000
Sensitivity Analysis For Types Of Market Risk, Reasonably Possible Change In Risk Variable, Impact On Equity	nomd_SensitivityAnalysisForTypesOfMarketRiskReasonablyPossibleChangeInRiskVariableImpactOnEquity	500,000
Reserve of exchange differences on translation [member]
Other comprehensive income, before tax, hedges of net investments in foreign operations	ifrs-full_OtherComprehensiveIncomeBeforeTaxHedgesOfNetInvestmentsInForeignOperations	18,800,000
Reserve of cash flow hedges [member]
Amount removed from reserve of cash flow hedges and included in initial cost or other carrying amount of non-financial asset (liability) or firm commitment for which fair value hedge accounting is applied	ifrs-full_AmountRemovedFromReserveOfCashFlowHedgesAndIncludedInInitialCostOrOtherCarryingAmountOfNonfinancialAssetLiabilityOrFirmCommitmentForWhichFairValueHedgeAccountingIsApplied	€ 2,100,000